Corporate Information - Summary of Shareholders Percentage (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Shareholders %	100.00%	100.00%	100.00%
Baring Funds
Disclosure of subsidiaries [line items]
Shareholders %	27.53%	28.80%	28.71%
Mikheil Lomtadze
Disclosure of subsidiaries [line items]
Shareholders %	24.67%	24.55%	23.30%
Vyacheslav Kim
Disclosure of subsidiaries [line items]
Shareholders %	23.47%	23.35%	24.13%
Public Investors
Disclosure of subsidiaries [line items]
Shareholders %	20.92%	20.18%	21.01%
Management
Disclosure of subsidiaries [line items]
Shareholders %	3.41%	3.12%	2.85%